Other receivables and prepaid expenses - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other receivables and prepaid expenses
Net taxable income	€ 0
Research tax credit	€ 3,364	€ 4,080